Interests in Subsidiaries	12 Months Ended
Jan. 31, 2020
Disclosure of subsidiaries [abstract]
Interests in Subsidiaries

32	Interests in Subsidiaries

Composition of the Group

	Principal place of business / Country of Incorporation	Percentage Owned (%)* 31 January 2020	Percentage Owned (%)* 31 January 2019	Percentage Owned (%)* 31 January 2018
Subsidiaries:
Bendon Retail Limited	New Zealand	100	100	100
Bendon Holdings Limited	New Zealand	100	100	100
Bendon Holdings Pty Limited	Australia	100	100	100
Bendon Pty Limited	Australia	100	100	100
Bendon Intimates Pty Limited	Australia	100	100	100
PS Holdings No. 1 Pty Limited	Australia	100	100	100
Pleasure State Pty Limited	Australia	100	100	100
Pleasure State (HK) Limited	Hong Kong	100	100	100
Bendon UK Limited	United Kingdom	100	100	100
Bendon USA Inc	United States of America	100	100	100
Bendon Limited**	New Zealand	100	100	-
Naked Brand Inc.	United States of America	100	100	-
FOH Online Corp Inc.	United States of America	100	100	-

*The percentage of ownership interest held is equivalent to the percentage voting rights for all subsidiaries.

** Bendon Limited was the parent entity in the period ended 31 January 2018.